Share-based payments (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of information concerning PSUs	The following table presents information concerning the number of outstanding PSUs granted by the Company under the Share Unit Plan:

Outstanding as at September 30, 2023	2,252,450
Granted[1]	799,418
Exercised (Note 19)	(280,265)
Forfeited	(243,403)
Outstanding as at September 30, 2024	2,528,200
Granted[1]	674,259
Exercised (Note 19)	(765,318)
Forfeited	(418,173)
Dividends	8,588
Outstanding as at September 30, 2025	2,027,556
[1] The PSUs granted in 2025 had a weighted average grant date fair value of $159.44 per unit ($137.90 in 2024).
Disclosure of information concerning outstanding stock options
The following table presents information concerning the outstanding stock options granted by the Company:

		2025		2024
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	3,862,527	74.53	5,211,472	70.21
Exercised (Note 19)	(947,071)	65.45	(1,333,876)	57.38
Forfeited	—	—	(12,575)	97.84
Expired	(2,983)	84.91	(2,494)	98.65
Outstanding, end of year	2,912,473	77.48	3,862,527	74.53
Exercisable, end of year	2,912,473	77.48	3,699,805	73.51

Disclosure of range of exercise prices of outstanding stock options
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2025:

		Options outstanding and exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price
$		(in years)	$
47.81 to 52.63	43,095	0.02	49.10
57.21 to 63.23	1,391,588	1.51	63.22
67.04 to 85.62	847,418	2.93	84.47
97.84 to 110.73	630,372	4.93	101.50
	2,912,473	2.64	77.48

Disclosure of number of options and weighted average remaining contractual life
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2025:

		Options outstanding and exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price
$		(in years)	$
47.81 to 52.63	43,095	0.02	49.10
57.21 to 63.23	1,391,588	1.51	63.22
67.04 to 85.62	847,418	2.93	84.47
97.84 to 110.73	630,372	4.93	101.50
	2,912,473	2.64	77.48

Disclosure of share-based payment expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2025	2024
	$	$
PSUs	68,636	67,054
Stock options	—	786
Share purchase plan	196,510	181,989
DSUs	(743)	4,384
	264,403	254,213